ACCOUNTING POLICIES, Common Stock (Details) shares in Millions	Dec. 31, 2021 shares
Dividend Reinvestment Plan [Member]
Reserved for Future Issuance [Abstract]
Common stock reserved for issuance (in shares)	0.1
Long-Term Incentive Plans [Member]
Reserved for Future Issuance [Abstract]
Common stock reserved for issuance (in shares)	0.8